Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 5,534	$ 5,457	$ 6,411
Settlements	(349)	(434)	(293)
Revaluations	(495)	109	(1,158)
Discount unwind (Note 3)	416	402	497
Foreign exchange	(565)
Contingent liabilities recognised in business combination at end of period	5,106	5,534	5,457
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	4,477	4,240
Foreign exchange	(358)
Contingent liabilities recognised in business combination at end of period	3,983	4,477	4,240
Revaluations of contingent consideration	482	$ (208)	$ 999
Increase/decrease in contingent consideration balance with increase/decrease in sales of 10% compared with current estimates	$ 398
The increase/decrease in sales estimates	10.00%